Taxes and contribuitions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxes
Services tax and other	R$ 201,590	R$ 193,048
Social integration program	61,090	57,318
Social contribution on revenues	417,265	358,429
Income tax and social contribution	3,774	4,476
Other	22,357	24,840
Taxes Total	706,076	638,111
Judicial Deposits
Services Tax	(188,449)	(176,330)
Social Integration Program	(33,110)	(30,908)
Social Contribution On Revenues	(203,755)	(190,202)
Judicial Deposits Total	(425,314)	(397,440)
Taxes and contribitions Total	R$ 280,762	R$ 240,671